Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2023
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	September 30,	December 31,
Schedule of Marketable Securities Value	2023	2022
Equity securities
Fair value and carrying value at beginning of period	$98,053	$105,218
Increase (decrease) in fair value	716,297	(7,165)
Fair value and carrying value at balance sheet date	$814,350	$98,053